Schedule of Inventory, Current (Details) (USD $)	Dec. 28, 2013	Dec. 31, 2012
Inventory, Net	$ 945,040	$ 2,904,652
CRAiLAR fiber [Member]
Inventory, Net	186,464	0
Decorticated fiber [Member]
Inventory, Net	252,263	51,504
Flax seed [Member]
Inventory, Net	0	1,172,155
Raw flaw fiber feedstock [Member]
Inventory, Net	369,590	1,680,993
Others [Member]
Inventory, Net	$ 136,723	$ 0